Disaggregation of Revenues - Schedule of disaggregation of revenues (Details) - CAD ($)		3 Months Ended		12 Months Ended
	Mar. 11, 2022	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Disaggregation of Revenue [Abstract]
Sales		$ 10,010,352	$ 572,680	$ 18,020,924	$ 0
Loan interest				0	42,838
Fees and other		38,144	0	96,414	49,910
Interest, fees, and other recovered				157,511	43,365
Total operating revenues		10,048,496	572,680	18,274,849	136,113
Investment income		52	5,715	20,432	14,618
Gain on sale of marketable securities				10,107	0
Change in fair value of marketable securities		0	12,045	6,881	(812)
Impairment of other investments				0	(183,466)
Total revenue	$ 10,114,100	$ 10,048,548	$ 590,440	$ 18,312,269	$ (33,547)